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<FILENAME>dec0713f.txt


					       UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                           WASHINGTON D.C. 20549
                                                FORM 13F
                                           FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment number:
This Amendment (Check only one.): 	          [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    				          Epic Capital Management Inc.
Address:           				  2 Toronto Street, Suite 400
          					  Toronto, Ontario Canada
					          M5C 2B6

Form 13F File Number:  028-12758

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen Miller
Title:  Chief Financial Officer
Phone:  416-703-6786
Signature, 			Place, 				and Date of Signing:
Stephen Miller                  Toronto, Canada                 July 30, 2008
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   12
Form 13F Information Table Value Total:   $22,281 (thousands)

List of Other Included Managers:	  None

FORM 13F INFORMATION TABLE


NAME OF ISSUER	  TITLE OF  CUSIP     VALUE    SHARES/	 SH/  PUT/ INVSTMT OTHER	VOTING AUTHORITY
		  cLASS	     	      (x$1000) PRN AMT	 PRN  CALL DSCRETN MANAGERS SOLE      SHARED  NONE
----------------- --------- --------- -------- -------- ---   ---- ------- -------- --------- ------- ----
BJ SERVICES CO	  CALL	    055482103	  218 	  50,000 SH  CALL  SOLE		   	    0	0	0
BJ SERVICES CO	  CALL	    055482103   2,483  	 752,500 SH  CALL  SOLE			    0	0	0
ENERPLUS RESOURCE
  FUND	          TR UNIT   29274D604     248  	   5,360 SH	   SOLE			5,360	0	0
GAMMON GOLD INC	  COM	    36467T106   3,398  	 313,200 SH	   SOLE		      313,200	0	0
LUNDIN MINING
  CORP            COM       550372106   9,763  1,608,400 SH	   SOLE		    1,608,400	0	0
NEVSUN RESOURCES
  LTD		  COM	    64156L101	  550 	 261,700 SH	   SOLE		      261,700	0	0
NEXEN INC	  CALL	    65334H102	3,415 	 766,000 SH  CALL  SOLE		 	    0	0	0
PENN WEST
  ENERGY TRUST	  TR UNIT   707885109	  219 	   6,460 SH	   SOLE		        6,460	0	0
SUNCOR ENERGY INC CALL	    867229106	   20 	 100,000 SH  CALL  SOLE		  	    0	0	0
SUNCOR ENERGY INC CALL	    867229106	  600 	 250,000 SH  CALL  SOLE			    0	0	0
TALISMAN
  ENERGY INC.	  CALL	    87425E103	  637  1,000,000 SH  CALL  SOLE			    0	0	0
YAMANA GOLD INC	  COM	    98462Y100	  731 	  44,200 SH	   SOLE		       44,200	0	0